REINSURANCE (TABLES)	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures Tables [Abstract]
Schedule Of Effect Of Reinsurance [Table Text Block]
	2014	2013	2012

	(In Millions)

Direct premiums	$46	$72	$56
Assumed	1	1	2
Reinsurance ceded	(46)	(48)	(26)
Premiums	$1	$25	$32

Variable Life and Investment-type Product Policy Fee Income Ceded	$48	$31	$29
Policyholders' Benefits Ceded	$291	$125	$84